DISTRIBUTABLE NET PROFIT AND EARNINGS PER SHARE (Details textual) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Nov. 30, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2024	Sep. 24, 2024	Dec. 31, 2021
Disclosure of DISTRIBUTABLE NET PROFIT AND EARNINGS PER SHARE [Line Items]
Minimum dividend provision of the parent			$ 186,903			$ 125,012
Dividends paid	$ 271,000		$ 183,971
Dividends recognised as distributions to owners of parent, relating to prior years		$ 92,719
Percentage of additional and extraordinary dividend payable		10.00%
Percentage of minimum dividend distribution equivalent on cash income excluding extraordinary items				40.00%	30.00%
2024 [member]
Disclosure of DISTRIBUTABLE NET PROFIT AND EARNINGS PER SHARE [Line Items]
Percentage of minimum dividend distribution equivalent on cash income excluding extraordinary items				30.00%
2025 [member]
Disclosure of DISTRIBUTABLE NET PROFIT AND EARNINGS PER SHARE [Line Items]
Percentage of minimum dividend distribution equivalent on cash income excluding extraordinary items				30.00%
2026 [member]
Disclosure of DISTRIBUTABLE NET PROFIT AND EARNINGS PER SHARE [Line Items]
Percentage of minimum dividend distribution equivalent on cash income excluding extraordinary items				30.00%
Subsequent years [member]
Disclosure of DISTRIBUTABLE NET PROFIT AND EARNINGS PER SHARE [Line Items]
Percentage of minimum dividend distribution equivalent on cash income excluding extraordinary items				40.00%